DEFERRED TAX - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 4,048	£ 3,468
The Group | Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,048	3,468
Deferred tax liabilities	0	0
Net deferred tax asset at 31 December	4,048	3,468
The Group | Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	6,377	5,327
Deferred tax liabilities	(2,329)	(1,859)
Net deferred tax asset at 31 December	4,048	3,468
The Bank
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,434	2,109
The Bank | Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,434	2,109
Deferred tax liabilities	0	0
Net deferred tax asset at 31 December	2,434	2,109
The Bank | Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	3,861	3,042
Deferred tax liabilities	(1,427)	(933)
Net deferred tax asset at 31 December	£ 2,434	£ 2,109